The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Hedged Equity Portfolio
Prospectus
December 31, 2024
As Revised April 1, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.	245 Summer Street, Boston, MA 02210

Contents

Fund Summary	3	VIP Hedged Equity Portfolio

Fund Basics	5	Investment Details

	6	Valuing Shares

Shareholder Information	7	Additional Information about the Purchase and Sale of Shares

	9	Dividends and Capital Gain Distributions

Fund Services	10	Fund Management

	11	Fund Distribution

Appendix	12	Additional Index Information

Prospectus	2

Fund Summary

Fund/Class:
VIP Hedged Equity Portfolio/Initial Class, Service Class, and Service Class 2

Investment Objective
VIP Hedged Equity Portfolio seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees

(fees paid directly from your investment)					Not Applicable

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Initial Class		Service Class		Service Class 2

Management fee	0.50%		0.50%		0.50%

Distribution and/or Service (12b‑1) fees	None		0.10%		0.25%

Other expenses	0.45%	A	0.45%	A	0.45%	A

Total annual operating expenses	0.95%		1.05%		1.20%

Fee waiver and/or expense reimbursement	0.43%	B	0.43%	B	0.43%	B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.52%		0.62%		0.77%
A  Based on estimated amounts for the current fiscal year.
B  Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.52%, 0.62%, and 0.77% (the Expense Caps). If at any time during the current fiscal year expenses for Initial Class, Service Class, and Service Class 2 of the fund fall below the Expense Caps, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through April 30, 2026. FDS may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here’s how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

	Initial Class	Service Class	Service Class 2

1 year	$53	$63	$79

3 years	$245	$280	$327

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance.
Principal Investment Strategies
• Normally investing at least 80% of its assets in equity securities.
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred

3	Prospectus

Fund Summary – continued

securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.
• Investing in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.
• Using a disciplined approach designed to construct an equity portfolio with similar risk-return characteristics to the S&P 500® Index.
• Employing a disciplined options-based strategy designed to provide downside protection in certain market conditions (i.e., offset or mitigate a decrease in the value of the fund’s investments). The extent of this protection will be determined primarily based on the cost of the put options in the marketplace.
• Managing the options positions in a way that provides diversification of options strike prices and expirations.
Principal Investment Risks
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
• Options Risk. The fund may purchase or write (i.e., sell) put and call options. Under certain circumstances, the fund may be required to buy or sell the underlying reference at a disadvantageous price, resulting in a loss. Options may involve economic leverage, which could result in greater volatility in price movement. Certain transaction costs associated with purchasing and writing options may impact the fund’s returns.
You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
Investment Adviser
Fidelity Diversifying Solutions LLC (FDS) (the Adviser) is the fund’s manager. Other investment advisers serve as sub‑advisers for the fund.
Portfolio Manager(s)
Zach Dewhirst (Co‑Portfolio Manager) has managed the fund since 2024.
Eric Granat (Co‑Portfolio Manager) has managed the fund since 2024.
Anthony Italiano (Co‑Portfolio Manager) has managed the fund since 2024.
Purchase and Sale of Shares
Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.
Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.
The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
There is no purchase minimum for fund shares.
Tax Information
Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Prospectus	4

Fund Basics

Investment Details
Investment Objective
VIP Hedged Equity Portfolio seeks capital appreciation.
Principal Investment Strategies
The Adviser normally invests at least 80% of assets in equity securities.
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.
The Adviser invests in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.
The Adviser is not constrained by any particular investment style. The Adviser uses a disciplined approach designed to construct an equity portfolio with similar risk-return characteristics to the S&P 500® Index.
The Adviser also intends to employ a disciplined options-based strategy designed to provide downside protection in certain market conditions (i.e., offset or mitigate a decrease in the value of the fund’s investments). The extent of this protection will be determined primarily based on the cost of the put options in the marketplace. The Adviser attempts to purchase more protection when it is cheap and own less protection as it becomes expensive. The resulting trading activity helps to offset the cost of buying protection over time.
The Adviser manages the options positions in a way that provides diversification of options strike prices and expirations. The Adviser will select a ladder of mixed maturity S&P 500® Index put options, where the option strikes are determined by a combination of the index price, time to expiration and market volatility at time of initial purchase or roll. The Adviser will follow a monthly roll schedule and resize its positions based on its monthly hedging cost budget. Between scheduled rolls, the Adviser will monitor the expected monthly decay (i.e., the reduction in value of the option as it reaches expiration) as well as the delta (i.e., the sensitivity of the option’s price to changes in price of the underlying index) for each of the put options. Based on these variables the Adviser may look for opportunities to sell a portion of an option to bring it back in line with the monthly budget or, in cases where the option becomes deep in the money, to restrike that option by selling the entire position and purchasing put options with a lower strike price. This will reduce downside protection, but may increase upside participation by lowering hedging costs. Such position adjustments will result in realized gains, helping to offset the cost associated with put options that expire worthless or would be rolled at a loss.
If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.
Description of Principal Security Types
In addition to the security types discussed above, the following describes the types of securities in which the fund invests or may invest principally:
Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index.
Options are derivatives that give the purchaser the right to buy (call) or sell (put) a specific amount of an underlying instrument, foreign currency or contract (such as a swap agreement or futures contract) on the underlying instrument or foreign currency from or to a counterparty at a specified price (the strike price) on or before an expiration date.
Principal Investment Risks
Many factors affect the fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.
The following factors can significantly affect the fund’s performance:
Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo‑political risks have led, and

5	Prospectus

Fund Basics – continued

may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
Options Risk. The fund may purchase or write (i.e., sell) put and call options. When writing options, the fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. If the fund sells a put option, the fund may be required to buy the underlying reference at a strike price that is above market price, resulting in a loss. If the fund sells a call option, the fund may be required to sell the underlying reference at a strike price that is below market price, resulting in a loss. If the fund sells a call option that is not covered (it does not own the underlying reference), the fund’s losses are theoretically unlimited. Options may involve economic leverage, which could result in greater volatility in price movement. Certain transaction costs associated with purchasing and writing options may impact the fund’s returns. Options may be traded on a securities exchange or in the OTC market.
In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.
Other Investment Strategies
In addition to the principal investment strategies discussed above, the Adviser may use derivative instruments and securities of other investment companies such as Exchange Traded Funds (ETFs) to equitize cash in situations involving large cash inflows or anticipated large redemptions.
Non‑Fundamental Investment Policies
The fund’s investment objective is non‑fundamental and may be changed without shareholder approval.
Shareholder Notice
The following is subject to change only upon 60 days’ prior notice to shareholders:
VIP Hedged Equity Portfolio normally invests at least 80% of its assets in equity securities.
Valuing Shares
The fund is open for business each day the NYSE is open.
The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.
NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).
To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.
NAV is calculated using the values of other open‑end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.
Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.
Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.
Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus	6

Shareholder Information

Additional Information about the Purchase and Sale of Shares
As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.
Frequent Purchases and Redemptions
The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.
Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.
Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.
The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.
Excessive Trading Policy
The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund’s excessive trading policy (described below), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.
Under the excessive trading policy, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner’s account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund’s policy, exchanges are treated as a sale and a purchase.
Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90‑day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity® funds within any rolling 12‑month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12‑month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FDS’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.
The fund’s excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of funds, or (iv) transactions in certain company-owned accounts. A qualified fund of funds must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund’s Treasurer to be reasonably effective.
The fund’s policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company’s policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.
The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

7	Prospectus

Shareholder Information – continued

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.
As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.
Buying Shares
Eligibility
Shares are generally available only to investors residing in the United States.
There is no minimum balance or purchase minimum for fund shares.
Price to Buy
The price to buy one share is its NAV. Shares are sold without a sales charge.
Shares will be bought at the NAV next calculated after an order is received in proper form.
The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which Fidelity serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.
The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.
Selling Shares
The price to sell one share is its NAV.
Shares will be sold at the NAV next calculated after an order is received in proper form.
Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.
The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which Fidelity serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.
See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.
Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.
The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FDS and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.
Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.
Policies Concerning the Redemption of Fund Shares
If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.
If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed

Prospectus	8

through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.
As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.
Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.
In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in‑kind). Redemption in‑kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.
Dividends and Capital Gain Distributions
The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.
The fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid

VIP Hedged Equity Portfolio	February, December

Fund Name	Capital Gains Paid

VIP Hedged Equity Portfolio	February, December
The fund normally pays capital gain distributions in December, if necessary, to ensure that the fund is not subject to a fund-level excise tax.
Any dividends and capital gain distributions will be automatically reinvested in additional shares.

9	Prospectus

Fund Services

Fund Management
The fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.
Adviser
FDS. The Adviser is the fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.
As of December 31, 2023, the Adviser had approximately $2.6 billion in discretionary assets under management.
As the manager, the Adviser has overall responsibility for directing the fund’s investments and handling its business affairs.
Sub‑Adviser(s)
FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub‑adviser for the fund. As of December 31, 2023, FMR UK had approximately $14.6 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.
FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub‑adviser for the fund. As of December 31, 2023, FMR H.K. had approximately $24.4 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.
FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1‑17, Toranomon‑4‑Chome, Minato‑ku, Tokyo, Japan, serves as a sub‑adviser for the fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.
FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Portfolio Manager(s)
Zach Dewhirst is Co‑Portfolio Manager of VIP Hedged Equity Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Dewhirst has worked as team leader of the Quantitative Equity Research Team at FIAM LLC and portfolio manager.
Eric Granat is Co‑Portfolio Manager of VIP Hedged Equity Portfolio, which he has managed since 2024. Since joining Fidelity Investments in 1997, Mr. Granat has worked as a derivatives analyst and portfolio manager.
Anthony Italiano is Co‑Portfolio Manager of VIP Hedged Equity Portfolio, which he has managed since 2024. Since joining Fidelity Investments in 2011, Mr. Italiano has worked as a quantitative analyst and assistant portfolio manager and portfolio manager.
The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).
From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
Advisory Fee(s)
Each class of the fund pays a management fee to the Adviser.
Each class of the fund pays the Adviser a monthly unitary management fee based on the average daily net assets of the class throughout the month, as set forth below. Out of each class’s unitary management fee, the Adviser or an affiliate pays all expenses of managing and operating the fund except third-party expenses (including custody, audit and registration fees) and certain other limited exceptions. The differences among classes’ net expenses are the result of separate arrangements for class level services and/or waivers of certain expenses (if any). It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class. Different fees and expenses will affect performance.

Fund	Initial Class	Service Class	Service Class 2

VIP Hedged Equity Portfolio	0.50%	0.50%	0.50%
The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub‑advisory services.
The basis for the Board of Trustees approving the management contract and sub‑advisory agreements for the fund will be included in the fund’s Form N‑CSR report for the fiscal period ending December 31, 2024.
From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Prospectus	10

Reimbursement or waiver arrangements can decrease expenses and boost performance.
Fund Distribution
The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.
FDC distributes Initial Class, Service Class, and Service Class 2 shares.
Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of Initial Class, Service Class, and Service Class 2 shares.
This compensation may take the form of:
• Distribution and/or service (12b‑1) fees.
• Payments for additional distribution-related activities and/or shareholder services.
• Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.
These payments are described in more detail in this section and in the SAI.
Distribution and Service Plan(s)
Initial Class of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b‑1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Initial Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.
Service Class of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b‑1 under the 1940 Act. Under the plan, Service Class of the fund is authorized to pay FDC a 12b‑1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class may pay this 12b‑1 (service) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b‑1 (service) fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class’s 12b‑1 (service) fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.
Service Class 2 of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b‑1 under the 1940 Act. Under the plan, Service Class 2 of the fund is authorized to pay FDC a 12b‑1 (service) fee as compensation for providing support services that benefit variable product owners. Service Class 2 of the fund currently pays FDC a 12b‑1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.
FDC may reallow up to the full amount of these 12b‑1 (service) fees to intermediaries, including its affiliates, for providing support services that benefit variable product owners.
If payments made by the Adviser to FDC or to intermediaries under Initial Class’s Distribution and Service Plan were considered to be paid out of Initial Class’s assets on an ongoing basis, they would increase the cost of a shareholder’s investment and might cost a shareholder more than paying other types of sales charges.
Any fees paid out of Service Class’s and Service Class 2’s assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.
In addition, each Service Class and Service Class 2 plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class and Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class and Service Class 2. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.

11	Prospectus

Appendix

Additional Index Information
S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
The index or indices are a product of S&P Dow Jones Indices LLC (“SPDJI”), and has/have been licensed for use by the Adviser. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the fund(s) or any member of the public regarding the advisability of investing in securities generally or in the fund(s) particularly or the ability of the index or indices to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the Adviser with respect to the index or indices is the licensing of the index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The index is or indices are determined, composed and calculated by S&P Dow Jones Indices without regard to the Adviser or the fund(s). S&P Dow Jones Indices have no obligation to take the needs of the Adviser or the owners of the fund(s) into consideration in determining, composing or calculating the index or indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund(s) or the timing of the issuance or sale of the fund(s) or in the determination or calculation of the equation by which the fund(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund(s). There is no assurance that investment products based on the index or indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax‑exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Cboe S&P 500 5% Put Protection Index (PPUT) is a benchmark index designed to track the performance of a hypothetical risk-management strategy that consists of a long position indexed to the S&P 500 Index (SPX Index) and a long position in the monthly 5% Out‑of‑the‑Money (OTM) SPX Put options. The PPUT Index does not use contributed input data, and all the input data is readily available via public sources. The PPUT Index is non‑significant, as defined by EU Regulation 2016/1011 (“EU Benchmark Regulation” or “EU BMR”).

Prospectus	12

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.
For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.
You can obtain additional information about the fund. A description of the fund’s policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity’s web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). A financial report and Form N‑CSR will be available once the fund has completed its first annual or semi-annual period. The fund’s annual and semi-annual reports and Form N‑CSR also include additional information. The fund’s annual report includes a discussion of recent market conditions and the fund’s investment strategies that affected performance. In Form N‑CSR, you will find the fund’s annual and semi-annual financial statements.
For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1‑877‑208‑0098. In addition, you may visit Fidelity’s web site at institutional.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or the fund’s financial statements or to request other information.

The SAI, the fund’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e‑mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1‑202‑551‑8090 for information on the operation of the SEC’s Public Reference Room.
Investment Company Act of 1940, File Number(s), 811-23919
Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202‑371‑8300.
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.
The term “VIP” as used in this document refers to Fidelity® Variable Insurance Products.

1.9911023.102	VHEISS2-PRO-0425-102

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.
Fidelity® Variable Insurance Products
Investor Class
Hedged Equity Portfolio
Prospectus
December 31, 2024
As Revised April 1, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.	245 Summer Street, Boston, MA 02210

Contents

Fund Summary	3	VIP Hedged Equity Portfolio

Fund Basics	5	Investment Details

	6	Valuing Shares

Shareholder Information	7	Additional Information about the Purchase and Sale of Shares

	9	Dividends and Capital Gain Distributions

Fund Services	10	Fund Management

	11	Fund Distribution

Appendix	12	Additional Index Information

Prospectus	2

Fund Summary

Fund/Class:
VIP Hedged Equity Portfolio/Investor Class

Investment Objective
VIP Hedged Equity Portfolio seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees

(fees paid directly from your investment)	Not Applicable

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fee	0.53%

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.45%	A

Total annual operating expenses	0.98%

Fee waiver and/or expense reimbursement	0.43%	B

Total annual operating expenses after fee waiver and/or expense reimbursement	0.55%

A Based on estimated amounts for the current fiscal year.

B Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse Investor Class of the fund to the extent that total operatiıng expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.55% (the Expense Cap). If at any time during the current fiscal year expenses for Investor Class of the fund fall below the Expense Caps, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. These arrangements will remain in effect through April 30, 2026. FDS may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here’s how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

1 year	$56

3 years	$258

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance.
Principal Investment Strategies
• Normally investing at least 80% of its assets in equity securities.

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

3	Prospectus

Fund Summary – continued

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.
• Investing in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.
• Using a disciplined approach designed to construct an equity portfolio with similar risk-return characteristics to the S&P 500® Index.
• Employing a disciplined options-based strategy designed to provide downside protection in certain market conditions (i.e., offset or mitigate a decrease in the value of the fund’s investments). The extent of this protection will be determined primarily based on the cost of the put options in the marketplace.
• Managing the options positions in a way that provides diversification of options strike prices and expirations.
Principal Investment Risks
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
• Options Risk. The fund may purchase or write (i.e., sell) put and call options. Under certain circumstances, the fund may be required to buy or sell the underlying reference at a disadvantageous price, resulting in a loss. Options may involve economic leverage, which could result in greater volatility in price movement. Certain transaction costs associated with purchasing and writing options may impact the fund’s returns.
You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.
Investment Adviser
Fidelity Diversifying Solutions LLC (FDS) (the Adviser) is the fund’s manager. Other investment advisers serve as sub‑advisers for the fund.
Portfolio Manager(s)
Zach Dewhirst (Co‑Portfolio Manager) has managed the fund since 2024.
Eric Granat (Co‑Portfolio Manager) has managed the fund since 2024.
Anthony Italiano (Co‑Portfolio Manager) has managed the fund since 2024.
Purchase and Sale of Shares
Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.
Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.
The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
There is no purchase minimum for fund shares.
Tax Information
Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary’s web site for more information.

Prospectus	4

Fund Basics

Investment Details
Investment Objective
VIP Hedged Equity Portfolio seeks capital appreciation.
Principal Investment Strategies
The Adviser normally invests at least 80% of assets in equity securities.
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.
The Adviser invests in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.
The Adviser is not constrained by any particular investment style. The Adviser uses a disciplined approach designed to construct an equity portfolio with similar risk-return characteristics to the S&P 500® Index.
The Adviser also intends to employ a disciplined options-based strategy designed to provide downside protection in certain market conditions (i.e., offset or mitigate a decrease in the value of the fund’s investments). The extent of this protection will be determined primarily based on the cost of the put options in the marketplace. The Adviser attempts to purchase more protection when it is cheap and own less protection as it becomes expensive. The resulting trading activity helps to offset the cost of buying protection over time.
The Adviser manages the options positions in a way that provides diversification of options strike prices and expirations. The Adviser will select a ladder of mixed maturity S&P 500® Index put options, where the option strikes are determined by a combination of the index price, time to expiration and market volatility at time of initial purchase or roll. The Adviser will follow a monthly roll schedule and resize its positions based on its monthly hedging cost budget. Between scheduled rolls, the Adviser will monitor the expected monthly decay (i.e., the reduction in value of the option as it reaches expiration) as well as the delta (i.e., the sensitivity of the option’s price to changes in price of the underlying index) for each of the put options. Based on these variables the Adviser may look for opportunities to sell a portion of an option to bring it back in line with the monthly budget or, in cases where the option becomes deep in the money, to restrike that option by selling the entire position and purchasing put options with a lower strike price. This will reduce downside protection, but may increase upside participation by lowering hedging costs. Such position adjustments will result in realized gains, helping to offset the cost associated with put options that expire worthless or would be rolled at a loss.
If the Adviser’s strategies do not work as intended, the fund may not achieve its objective.
Description of Principal Security Types
In addition to the security types discussed above, the following describes the types of securities in which the fund invests or may invest principally:
Derivatives are investments whose values are tied to an underlying asset, instrument, currency, or index.
Options are derivatives that give the purchaser the right to buy (call) or sell (put) a specific amount of an underlying instrument, foreign currency or contract (such as a swap agreement or futures contract) on the underlying instrument or foreign currency from or to a counterparty at a specified price (the strike price) on or before an expiration date.
Principal Investment Risks
Many factors affect the fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. The fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund’s reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.
The following factors can significantly affect the fund’s performance:
Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo‑political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

5	Prospectus

Fund Basics – continued

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.
Options Risk. The fund may purchase or write (i.e., sell) put and call options. When writing options, the fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. If the fund sells a put option, the fund may be required to buy the underlying reference at a strike price that is above market price, resulting in a loss. If the fund sells a call option, the fund may be required to sell the underlying reference at a strike price that is below market price, resulting in a loss. If the fund sells a call option that is not covered (it does not own the underlying reference), the fund’s losses are theoretically unlimited. Options may involve economic leverage, which could result in greater volatility in price movement. Certain transaction costs associated with purchasing and writing options may impact the fund’s returns. Options may be traded on a securities exchange or in the OTC market.
In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.
Other Investment Strategies
In addition to the principal investment strategies discussed above, the Adviser may use derivative instruments and securities of other investment companies such as Exchange Traded Funds (ETFs) to equitize cash in situations involving large cash inflows or anticipated large redemptions.
Non‑Fundamental Investment Policies
The fund’s investment objective is non‑fundamental and may be changed without shareholder approval.
Shareholder Notice
The following is subject to change only upon 60 days’ prior notice to shareholders:
VIP Hedged Equity Portfolio normally invests at least 80% of its assets in equity securities.
Valuing Shares
The fund is open for business each day the NYSE is open.
The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund’s assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.
NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).
To the extent that the fund’s assets are traded in other markets on days when the fund is not open for business, the value of the fund’s assets may be affected on those days. In addition, trading in some of the fund’s assets may not occur on days when the fund is open for business.
NAV is calculated using the values of other open‑end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser’s opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser’s opinion, a security’s value has been materially affected by events occurring before a fund’s pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.
Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.
Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.
Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus	6

Shareholder Information

Additional Information about the Purchase and Sale of Shares
As used in this prospectus, the term “shares” generally refers to the shares offered through this prospectus.
Frequent Purchases and Redemptions
The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders, including transactions deemed to represent excessive trading, at any time.
Excessive trading of fund shares can harm variable product owners in various ways, including reducing the returns to long-term variable product owners by increasing costs paid by the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund’s NAV.
Purchase and redemption transactions submitted to the fund by Permitted Accounts reflect the transactions of multiple variable product owners whose individual transactions are often not disclosed to the fund, making it difficult to determine whether an individual variable product owner is engaging in excessive trading. Excessive trading in Permitted Accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.
The fund reserves the right at any time to restrict purchases or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.
Excessive Trading Policy
The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Under these policies, insurance companies will be permitted to apply the fund’s excessive trading policy (described below), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the insurance company to monitor trading activity in good faith in accordance with its or the fund’s policies. Reliance on insurance companies increases the risk that excessive trading may go undetected. For other insurance companies, the fund will monitor trading activity at the Permitted Account level to attempt to identify disruptive trades. The fund may request variable product owner transaction information, as frequently as daily, from any insurance company at any time, and may apply the fund’s policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an insurance company or by some or all of any Permitted Accounts. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in Permitted Accounts effectively.
Under the excessive trading policy, excessive trading activity is measured by the number of roundtrip transactions in a variable product owner’s account. A roundtrip transaction occurs when a variable product owner sells fund shares within 30 days of the purchase date. For purposes of the fund’s policy, exchanges are treated as a sale and a purchase.
Variable product owners with two or more roundtrip transactions in a single fund within a rolling 90‑day period will be blocked from making additional purchases of the fund or limited to trading by U.S. mail for 85 days. Variable product owners with four or more roundtrip transactions across all Fidelity® funds within any rolling 12‑month period will be blocked from making additional purchases for at least 85 days or limited to trading by U.S. mail for 12 months across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block or U.S. mail restriction will initiate another multi-fund block or a 12‑month U.S. mail restriction. Repeat offenders may be subject to long-term or permanent U.S. mail restrictions on purchases in any account under the variable product owner’s control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases that, in FDS’s opinion, may be disruptive to the management of the fund or otherwise not be in the fund’s interests. The administration and effectiveness of these sanctions will in large part depend on the rights, ability, and willingness of insurance companies to impose the sanctions.
The fund’s excessive trading policy does not apply to transactions of $5,000 or less, or transactions which have been demonstrated to the fund to be (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a retirement plan sponsor, sponsors of certain other employee benefit plans or qualified fund of funds, or (iv) transactions in certain company-owned accounts. A qualified fund of funds must demonstrate that it has an investment strategy coupled with policies designed to control frequent trading that have been determined by the fund’s Treasurer to be reasonably effective.
The fund’s policies are separate from any insurance company policies and procedures applicable to variable product owner transactions. The variable annuity or variable life insurance product prospectus will contain a description of the insurance company’s policies and procedures, if any, with respect to excessive trading. If you purchase or sell fund shares through an insurance company, you may wish to contact the insurance company to determine the policies applicable to your account.
The fund’s Treasurer is authorized to suspend the fund’s policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

7	Prospectus

Shareholder Information – continued

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.
As described in “Valuing Shares,” the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund’s excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.
Buying Shares
Eligibility
Shares are generally available only to investors residing in the United States.
There is no minimum balance or purchase minimum for fund shares.
Price to Buy
The price to buy one share is its NAV. Shares are sold without a sales charge.
Shares will be bought at the NAV next calculated after an order is received in proper form.
The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which Fidelity serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.
The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.
Selling Shares
The price to sell one share is its NAV.
Shares will be sold at the NAV next calculated after an order is received in proper form.
Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.
The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediaries. Orders by qualified funds of funds, including mutual funds for which Fidelity serves as investment manager, will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.
See “Policies Concerning the Redemption of Fund Shares” below for additional redemption information.
Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.
The fund offers its shares to Permitted Accounts that may be affiliated or unaffiliated with FDS and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products (as well as other Permitted Accounts). Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.
Variable product owners may be asked to provide additional information in order for Fidelity to verify their identities in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.
Policies Concerning the Redemption of Fund Shares
If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.
If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day

Prospectus	8

following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.
As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.
Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.
In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in‑kind). Redemption in‑kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.
Dividends and Capital Gain Distributions
The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.
The fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid

VIP Hedged Equity Portfolio	February, December

Fund Name	Capital Gains Paid

VIP Hedged Equity Portfolio	February, December
The fund normally pays capital gain distributions in December, if necessary, to ensure that the fund is not subject to a fund-level excise tax.
Any dividends and capital gain distributions will be automatically reinvested in additional shares.

9	Prospectus

Fund Services

Fund Management
The fund is a mutual fund, an investment that pools shareholders’ money and invests it toward a specified goal.
Adviser
FDS. The Adviser is the fund’s manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.
As of December 31, 2023, the Adviser had approximately $2.6 billion in discretionary assets under management.
As the manager, the Adviser has overall responsibility for directing the fund’s investments and handling its business affairs.
Sub‑Adviser(s)
FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin’s Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub‑adviser for the fund. As of December 31, 2023, FMR UK had approximately $14.6 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.
FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub‑adviser for the fund. As of December 31, 2023, FMR H.K. had approximately $24.4 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.
FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1‑17, Toranomon‑4‑Chome, Minato‑ku, Tokyo, Japan, serves as a sub‑adviser for the fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.
FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Portfolio Manager(s)
Zach Dewhirst is Co‑Portfolio Manager of VIP Hedged Equity Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Dewhirst has worked as team leader of the Quantitative Equity Research Team at FIAM LLC and portfolio manager.
Eric Granat is Co‑Portfolio Manager of VIP Hedged Equity Portfolio, which he has managed since 2024. Since joining Fidelity Investments in 1997, Mr. Granat has worked as a derivatives analyst and portfolio manager.
Anthony Italiano is Co‑Portfolio Manager of VIP Hedged Equity Portfolio, which he has managed since 2024. Since joining Fidelity Investments in 2011, Mr. Italiano has worked as a quantitative analyst and assistant portfolio manager and portfolio manager.
The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).
From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
Advisory Fee(s)
Each class of the fund pays a management fee to the Adviser.
Each class of the fund pays the Adviser a monthly unitary management fee based on the average daily net assets of the class throughout the month, as set forth below. Out of each class’s unitary management fee, the Adviser or an affiliate pays all expenses of managing and operating the fund except third-party expenses (including custody, audit and registration fees) and certain other limited exceptions. The differences among classes’ net expenses are the result of separate arrangements for class level services and/or waivers of certain expenses (if any). It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class. Different fees and expenses will affect performance.

Fund	Management Fee Rate

VIP Hedged Equity Portfolio	0.53%
The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub‑advisory services.
The basis for the Board of Trustees approving the management contract and sub‑advisory agreements for the fund will be included in the fund’s Form N‑CSR report for the fiscal period ending December 31, 2024.
From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Prospectus	10

Reimbursement or waiver arrangements can decrease expenses and boost performance.
Fund Distribution
The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.
FDC distributes Investor Class shares.
Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of Investor Class shares.
This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.
These payments are described in more detail in this section and in the SAI.
Distribution and Service Plan(s)
Investor Class of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b‑1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Investor Class shares and/or support services that benefit variable product owners. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Investor Class. Variable product owners should speak with their investment professionals to learn more about any payments their firms may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. Variable product owners should also consult disclosures made by their investment professionals at the time of purchase.
If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the class’s assets on an ongoing basis, they would increase the cost of a shareholder’s investment and might cost a shareholder more than paying other types of sales charges.

11	Prospectus

Appendix

Additional Index Information
S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
The index or indices are a product of S&P Dow Jones Indices LLC (“SPDJI”), and has/have been licensed for use by the Adviser. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the fund(s) or any member of the public regarding the advisability of investing in securities generally or in the fund(s) particularly or the ability of the index or indices to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the Adviser with respect to the index or indices is the licensing of the index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The index is or indices are determined, composed and calculated by S&P Dow Jones Indices without regard to the Adviser or the fund(s). S&P Dow Jones Indices have no obligation to take the needs of the Adviser or the owners of the fund(s) into consideration in determining, composing or calculating the index or indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund(s) or the timing of the issuance or sale of the fund(s) or in the determination or calculation of the equation by which the fund(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund(s). There is no assurance that investment products based on the index or indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax‑exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE ADVISER, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Cboe S&P 500 5% Put Protection Index (PPUT) is a benchmark index designed to track the performance of a hypothetical risk-management strategy that consists of a long position indexed to the S&P 500 Index (SPX Index) and a long position in the monthly 5% Out‑of‑the‑Money (OTM) SPX Put options. The PPUT Index does not use contributed input data, and all the input data is readily available via public sources. The PPUT Index is non‑significant, as defined by EU Regulation 2016/1011 (“EU Benchmark Regulation” or “EU BMR”).

Prospectus	12

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For variable product owners: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver’s license.
For insurance separate accounts: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity’s control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers’ licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.
You can obtain additional information about the fund. A description of the fund’s policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity’s web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). A financial report and Form N‑CSR will be available once the fund has completed its first annual or semi-annual period. The fund’s annual and semi-annual reports and Form N‑CSR also include additional information. The fund’s annual report includes a discussion of recent market conditions and the fund’s investment strategies that affected performance. In Form N‑CSR, you will find the fund’s annual and semi-annual financial statements.
For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1‑877‑208‑0098. In addition, you may visit Fidelity’s web site at institutional.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or the fund’s financial statements or to request other information.

The SAI, the fund’s annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC’s web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e‑mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund’s SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1‑202‑551‑8090 for information on the operation of the SEC’s Public Reference Room.
Investment Company Act of 1940, File Number(s), 811‑23919
Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202‑371‑8300.
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.
The term “VIP” as used in this document refers to Fidelity® Variable Insurance Products.

1.9911016.102	VHEI-PRO-0425-102